Risk Management - Schedule of Concentration of Credit Risk by Industry (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum net exposure		$ 27,420,674
Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	4.69%
Mining [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	2.36%
Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	4.86%
Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	2.19%
Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	0.25%
Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	0.16%
Transport [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	2.59%
Communications [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	0.25%
Construction [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	8.12%
Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	9.77%
Services [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	15.92%
Others [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	14.00%
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 14,808,799	15,460,544
Maximum net exposure percent	65.47%
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 2,492,429	2,798,229
Maximum net exposure percent	23.51%
Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	11.02%
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 22,619,167	23,134,814
Maximum net exposure	21,685,269	22,254,695
Credit Risk [Member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,060,837	1,099,739
Maximum net exposure	1,004,437	$ 1,037,275
Maximum net exposure percent		4.66%
Credit Risk [Member] | Mining [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	534,823	$ 551,615
Maximum net exposure	465,405	$ 479,190
Maximum net exposure percent		2.15%
Credit Risk [Member] | Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,099,504	$ 1,125,541
Maximum net exposure	863,573	$ 989,433
Maximum net exposure percent		4.45%
Credit Risk [Member] | Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	494,601	$ 483,943
Maximum net exposure	470,250	$ 455,842
Maximum net exposure percent		2.05%
Credit Risk [Member] | Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	56,005	$ 53,328
Maximum net exposure	54,607	$ 51,864
Maximum net exposure percent		0.23%
Credit Risk [Member] | Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	35,723	$ 46,902
Maximum net exposure	30,882	$ 45,992
Maximum net exposure percent		0.21%
Credit Risk [Member] | Transport [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	586,831	$ 559,271
Maximum net exposure	527,557	$ 510,333
Maximum net exposure percent		2.29%
Credit Risk [Member] | Communications [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	56,148	$ 34,926
Maximum net exposure	53,659	$ 33,720
Maximum net exposure percent		0.15%
Credit Risk [Member] | Construction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,837,114	$ 2,106,829
Maximum net exposure	1,799,216	$ 2,076,668
Maximum net exposure percent		9.33%
Credit Risk [Member] | Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	2,210,467	$ 2,129,179
Maximum net exposure	2,099,734	$ 2,019,636
Maximum net exposure percent		9.08%
Credit Risk [Member] | Services [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	3,599,936	$ 3,944,571
Maximum net exposure	3,527,342	$ 3,908,000
Maximum net exposure percent		17.56%
Credit Risk [Member] | Others [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	3,237,714	$ 3,324,700
Maximum net exposure	3,237,323	$ 3,307,390
Maximum net exposure percent		14.86%
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	14,809,703	$ 15,460,544
Maximum net exposure	14,133,985	$ 14,915,343
Maximum net exposure percent		67.02%
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	5,317,000	$ 2,798,229
Maximum net exposure	5,225,837	$ 2,541,812
Maximum net exposure percent		11.42%
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	2,492,464	$ 4,876,041
Maximum net exposure	$ 2,325,447	$ 4,797,540
Maximum net exposure percent		21.56%